CONSOLIDATED STATEMENTS OF CASH FLOW (USD $)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Cash flows from operating activities:
Net Income	$ 9,897,515	$ 8,172,458
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of prepaid lease	3,181,613	2,277,696
Depreciation and amortization	1,150,145	1,120,409
Loss on disposal of property and equipment	5,879	0
Changes in current assets and current liabilities:
Inventory	(893,753)	(422,011)
Advance payments	(2,169,608)	12,584
Prepaid leases	(10,037,807)	(9,281,984)
Other current assets	4,002	3,976
Accounts payable and accrued expenses	69,949	(356,021)
Customer deposits	0	(1,412,136)
Other current liabilities	18,446	(4,731)
Net cash provided by operating activities	1,226,381	110,240
Cash flows from investing activities:
Acquisition of property and equipment	(88,944)	(83,170)
Proceeds from disposal of property and equipment	5,738	0
Addition to construction in progress	0	(16,182)
Net cash used in investing activities	(83,206)	(99,352)
Cash flows from financing activities:
Change in restricted cash	0	280,823
Proceeds from short-term bank loans	4,555,600	5,455,980
Repayment of short-term bank loans	(5,531,800)	(4,220,361)
Proceeds from related parties, net	787,170	562,850
Net cash provided by (used in) financing activities	(189,030)	2,079,292
Effect of exchange rate changes on cash and cash equivalents	(10,620)	(32,705)
Net increase in cash and cash equivalents	943,525	2,057,475
Cash and cash equivalents - beginning of year	2,408,520	351,045
Cash and cash equivalents - ending of year	3,352,045	2,408,520
Supplemental disclosure of cash flow information:
Cash paid for interest	314,111	302,411
Supplemental schedule of non-cash investing and financing activities
Construction in progress transferred to property and equipment	$ 305,118	$ 0